Loans	12 Months Ended
Mar. 31, 2011
Loans

11. Loans

Loan balances include Rs.40,000.0 million and Rs.54,698.1million as of March 31, 2010 and March 31, 2011, respectively, which have been pledged as collateral for borrowings and are therefore restricted.

Loans by facility as of March 31, 2010 and March 31, 2011 were as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Retail loans:
Auto loans	Rs.	197,507.7	Rs.	257,670.2	US$	5,785.1
Personal loans/ Credit cards		129,413.1		158,283.2		3,553.7
Retail business banking		144,733.7		207,975.5		4,669.4
Other retail loans		261,329.7		356,215.7		7,997.8

Subtotal	Rs.	732,984.2	Rs.	980,144.6	US$	22,006.0

Wholesale loans	Rs.	587,956.8	Rs.	668,605.7	US$	15,011.3

Gross loans		1,320,941.0		1,648,750.3		37,017.3
Less: Allowance for credit losses		23,760.6		25,894.3		581.4

Total	Rs.	1,297,180.4	Rs.	1,622,856.0	US$	36,435.9

The contractual residual maturity of gross loans as of March 31, 2011 is set out below:

	As of March 31, 2011
	Working Capital Finance		Term Loans		Retail Loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	200,690.0	Rs.	194,764.3	Rs.	335,089.0	Rs.	730,543.3
Over one year through five years		93,374.3		137,617.4		547,772.1		778,763.8
Over five years		1,058.7		41,101.0		97,283.5		139,443.2

Total gross loans	Rs.	295,123.0	Rs.	373,482.7	Rs.	980,144.6	Rs.	1,648,750.3

	US$	6,626.0	US$	8,385.3	US$	22,006.0	US$	37,017.3

Gross loans analyzed by performance are as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Performing	Rs.	1,301,678.1	Rs.	1,628,087.9	US$	36,553.4
Impaired		19,262.9		20,662.4		463.9

Total gross loans	Rs.	1,320,941.0	Rs.	1,648,750.3	US$	37,017.3

The following table provides details of loan delinquency and non-accrual loans as of March 31, 2011 and March 31, 2010 and an age analysis as at March 31, 2011.

	As of March 31, 2011						As of March 31, 2010
	31-90 days past due		Impaired / 91 days or more past due		Total current or less than 31 days past due		Total		Total		Total
	(In millions)

Retail Loans

Auto loans	Rs.	1,031.6	Rs.	982.6	Rs.	255,656.0	Rs.	257,670.2	US$	5,785.1	Rs.	197,507.7

Personal loans/Credit card		1,567.0		1,304.9		155,411.3		158,283.2		3,553.7		129,413.1

Retail business banking		1,377.7		5,126.2		201,471.6		207,975.5		4,669.4		87,887.0

Other retail		3,357.6		3,745.8		349,112.3		356,215.7		7,997.7		318,176.4

Wholesale loans		1,774.3		9,502.9		657,328.5		668,605.7		15,011.4		587,956.8

Total	Rs.	9,108.2	Rs.	20,662.4	Rs.	1,618,979.7	Rs.	1,648,750.3	US$	37,017.3	Rs.	1,320,941.0

Total	US$	204.5	US$	463.9	US$	36,348.9	US$	37,017.3	US$	37,017.3	US$	29,657.4

As an integral part of the credit process, the Bank has a credit rating model appropriate to its wholesale and retail credit segments. The Bank monitors credit quality within its segments based on primary credit quality indicators. This internal grading is updated minimum annually. The tables below provide grading indicators related to the Bank’s retail loans and wholesale loans as at March 31, 2011.

Retail Loans

Credit quality indicator based on payment activity

	As of March 31, 2011										As of March 31, 2010
	Auto loans		Personal loans/ Credit card		Retail business banking		Other retail		Total
	(In millions)

Performing	Rs.	256,687.6	Rs.	156,978.3	Rs.	202,849.3	Rs.	352,469.9	Rs.	968,985.1	Rs.	719,946.2

Impaired		982.6		1,304.9		5,126.2		3,745.8		11,159.5		13,038.0

Total	Rs.	257,670.2	Rs.	158,283.2	Rs.	207,975.5	Rs.	356,215.7	Rs.	980,144.6	Rs.	732,984.2

Total	US$	5,785.1	US$	3,553.7	US$	4,669.4	US$	7,997.8	US$	22,006.0	US$	16,456.8

Wholesale Loans

	As of March 31,
	2010		2011		2011
	(In millions)
Credit quality indicators - Internally assigned grade and payment activity
Pass	Rs.	579,031.3	Rs.	658,351.4	US$	14,781.1

Labeled		2,700.6		751.4		16.8

Impaired		6,224.9		9,502.9		213.4
Total	Rs.	587,956.8	Rs.	668,605.7	US$	15,011.3

Impaired loans are those for which the Bank believes that it is probable that it will not collect all amounts due according to the original contractual terms of the loans.

	As of March 31, 2011
	Recorded investments		Unpaid principal balance		Related specific allowance		Average Recorded investments		Finance Receivable on Non Accrual Basis
	(In millions)
Retail Loans

Auto loans	Rs.	982.6	Rs.	982.6	Rs.	503.1	Rs.	1,404.0	Rs.	982.6
Personal loans/ Credit card		1,304.9		1,304.9		895.2		1,839.9		1,304.9
Retail business banking		5,126.2		5,126.2		4,396.8		5,007.9		5,126.2

Other retail		3,745.8		3,745.8		2,717.2		3,847.0		2,989.0

Wholesale loans		9,502.9		9,502.9		7,577.5		7,863.9		6,321.7

Total	Rs.	20,662.4	Rs.	20,662.4	Rs.	16,089.8	Rs.	19,962.7	Rs.	16,724.4

Total	US$	463.9	US$	463.9	US$	361.2	US$	448.2	US$	375.5

The Bank holds no recorded impaired loans for which there is no related allowance.

Impaired loans by industry as of March 31, 2010 and March 31, 2011 by facility are as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Gross impaired loans by industry:
—Wholesale/Retail Trade	Rs.	2,252.8	Rs.	2,616.6		58.7
—Textiles & Garments		788.6		1,410.0		31.7
—NBFC/Financial Intermediaries		—		2,147.1		48.2
—Others (none greater than 5% of impaired loans)		16,221.5		14,488.7		325.3

Total	Rs.	19,262.9	Rs.	20,662.4	US$	463.9

Summary information relating to impaired loans during the years ended March 31, 2009, 2010 and 2011 is as follows:

	Fiscal Year ended March 31,
	2009		2010		2011		2011
	(In millions)
Average impaired loans, net of allowance	Rs.	4,662.3	Rs.	5,889.8	Rs.	5,007.6	US$	112.4
Interest foregone on impaired loans	Rs.	365.6	Rs.	1,540.1	Rs.	2,179.8	US$	48.9
Interest income recognized on impaired loans	Rs.	206.5	Rs.	591.4	Rs.	1,292.5	US$	29.0
Interest income recognized on impaired loans on a cash basis	Rs.	206.5	Rs.	591.4	Rs.	1,292.5	US$	29.0

Allowance for credit losses are as follows:

	As of March 31, 2011
	Retail
	Auto loans		Personal loans/ Credit card		Retail business banking		Other retail		Wholesale		Unallocated		Total		Total
	(in millions)

Allowance for credit losses, beginning of the period	Rs.	1,066.6	Rs.	1,650.9	Rs.	3,632.9	Rs.	2,859.1	Rs.	4,610.8	Rs.	9,940.3	Rs.	23,760.6	US$	533.5
Write-offs		1,986.0		7,154.6		200.2		1,836.8		668.2				11,845.8		266.0
Cash recoveries*		1,073.7		1,352.5		3,877.5		4,491.2		487.9				11,282.8		253.3
Allowance for credit losses		2,496.2		7,751.4		4,841.6		6,186.1		4,122.8		(135.8)		25,262.3		567.2

Allowance for credit losses, end of the period	Rs.	503.1	Rs.	895.2	Rs.	4,396.8	Rs.	2,717.2	Rs.	7,577.5	Rs.	9,804.5	Rs.	25,894.3	US$	581.4

Allowance for credit losses:

Allowance individually evaluated for impairment		—		—		—		—		7,577.5				7,577.5		170.1

Allowance collectively evaluated for impairment		503.1		895.2		4,396.8		2,717.2		—				8,512.3		191.2
Loans:
Loans individually evaluated for impairment		—		—		—		—		9,502.9				9,502.9		213.4
Loans collectively evaluated for impairment		982.6		1,304.9		5,126.2		3,745.8		—				11,159.5		250.6

*	Does not include the recoveries against write off cases amounting to Rs 4,357.6 million.

Interest on loans by facility are as follows:

	Fiscal years ended March 31,
	2009		2010		2011		2011
	(In millions)
Wholesale	Rs.	43,407.0	Rs.	38,902.5	Rs.	56,634.7	US$	1,271.5
Retail loans		73,874.5		79,462.0		97,085.0		2,179.6

Total	Rs.	117,281.5	Rs.	118,364.5	Rs.	153,719.7	US$	3,451.1